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                    VAN KAMPEN SHORT-TERM GLOBAL INCOME FUND

                                A SERIES OF THE
                                VAN KAMPEN TRUST

                    SUPPLEMENT DATED DECEMBER 8, 1999 TO THE
                        PROSPECTUS DATED JULY 29, 1999,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 23, 1999

    The Prospectus is supplemented with the following:

    Effective at the close of business on Wednesday, December 8, 1999, the Fund is suspending the continuous offering of its shares.